INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Deferred tax operating loss	$ 4,800,000
Deferred tax operating loss	$ 15,900,000
Effective tax rate	0.00%	0.00%
Uncertain tax positions	$ 0	$ 0
His Majesty's Revenue and Customs (HMRC) [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses	22,085,338
Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 636,852